Stockholders' Equity - Schedule of Shares Reserved for Future Issuances (Details) - shares	Mar. 31, 2022	Mar. 31, 2021
Common stock shares reserved for future issuance (in shares)		14,000,000
Blockcap Plans
Common stock shares reserved for future issuance (in shares)	13,989,000
2018 Plan
Common stock shares reserved for future issuance (in shares)	132,013,000
2021 Plan
Common stock shares reserved for future issuance (in shares)	45,000,000
Stock options | Blockcap Plans
Common stock shares reserved for future issuance (in shares)	7,332,000
Stock options | 2018 Plan
Common stock shares reserved for future issuance (in shares)	24,610,000
Stock options | 2021 Plan
Common stock shares reserved for future issuance (in shares)	0
Unvested restricted stock and restricted stock units outstanding | Blockcap Plans
Common stock shares reserved for future issuance (in shares)	4,830,000
Unvested restricted stock and restricted stock units outstanding | 2018 Plan
Common stock shares reserved for future issuance (in shares)	92,070,000
Unvested restricted stock and restricted stock units outstanding | 2021 Plan
Common stock shares reserved for future issuance (in shares)	0
Vested restricted stock and restricted stock units outstanding | Blockcap Plans
Common stock shares reserved for future issuance (in shares)	1,827,000
Vested restricted stock and restricted stock units outstanding | 2018 Plan
Common stock shares reserved for future issuance (in shares)	1,363,000
Vested restricted stock and restricted stock units outstanding | 2021 Plan
Common stock shares reserved for future issuance (in shares)	0
Available for future stock option and restricted stock units and grants | Blockcap Plans
Common stock shares reserved for future issuance (in shares)	0
Available for future stock option and restricted stock units and grants | 2018 Plan
Common stock shares reserved for future issuance (in shares)	13,970,000
Available for future stock option and restricted stock units and grants | 2021 Plan
Common stock shares reserved for future issuance (in shares)	45,000,000